Note 9 - Liability for Employee Rights Upon Retirement (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Contributions to Severance Compensation Act	$ 11	$ 11	$ 25	$ 16	$ 33	$ 51